Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	6 Months Ended
Mar. 31, 2022
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

	As at 31 March 2022
		Annual					Compliance,
		leave and	Litigation	Provision for			regulation
	Long	other	and non-	impairment	Lease	Restructuring	and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	531	803	117	401	201	376	1,142	3,571
Additions	43	560	40	79	4	79	130	935
Utilisation	(27)	(740)	(36)	—	(8)	(97)	(379)	(1,287)
Reversal of unutilised provisions	(38)	(7)	(12)	—	—	(13)	(114)	(184)
Balance as at end of period	509	616	109	480	197	345	779	3,035

Summary of undrawn credit commitments and maturity analysis

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Undrawn credit commitments
Letters of credit and guarantees[1]	11,716	11,323	11,528	3	2
Commitments to extend credit[2]	189,415	188,768	187,106	—	1
Other	55	—	69	—	(20)
Total undrawn credit commitments[3]	201,186	200,091	198,703	1	1

1.	Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.
2.	Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 31 March 2022 the Group had offered $9.5 billion (30 September 2021: $9.7 billion, 31 March 2021: $9.6 billion) of facilities to customers, which had not yet been accepted.
3.	Includes nil (30 September 2021: $0.8 billion, 31 March 2021: $0.4 billion) of undrawn credit commitments related to facilities which are held for sale.